CLAYMORE EXCHANGE-TRADED FUND TRUST
     Guggenheim BulletShares 2014 Corporate Bond ETF (“BSCE”)
Guggenheim BulletShares 2015 Corporate Bond ETF (“BSCF”)
Guggenheim BulletShares 2016 Corporate Bond ETF (“BSCG”)
Guggenheim BulletShares 2017 Corporate Bond ETF (“BSCH”)
Guggenheim BulletShares 2018 Corporate Bond ETF (“BSCI”)
Guggenheim BulletShares 2019 Corporate Bond ETF (“BSCJ”)
Guggenheim BulletShares 2020 Corporate Bond ETF (“BSCK”)
Guggenheim BulletShares 2021 Corporate Bond ETF (“BSCL”)
Guggenheim BulletShares 2022 Corporate Bond ETF (“BSCM”)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (“BSJE”)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (“BSJF”)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (“BSJG”)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (“BSJH”)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (“BSJI”)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (“BSJJ”)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (“BSJK”)
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)

Supplement to the currently effective Prospectus and Statements of Additional Information (the “SAIs”) for the above-listed Funds:

In the subsection titled “Management” in the “Summary Information” section of the Prospectus for each of the above-listed Funds except for LVL, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan. Michael P. Byrum, Senior Vice President, and James R. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013. Drina Loncar, Analyst, ETF Portfolio Management, has managed the Fund’s portfolio since January 2014. Jie Du, Associate, Quantitative Strategy Group, and Burak Hurmeydan, Senior Associate, Quantitative Strategy Group, have managed the Fund’s portfolio since September 2013.

In the subsection titled “Management” in the “Summary Information” section of the Prospectus for LVL, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Aasim Merchant, CFA. Michael P. Byrum, Senior Vice President, and James R. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013. Aasim Merchant, Portfolio Analyst, has managed the Fund’s portfolio since January 2014.

The last subsection in the “Investment Management Services” section of the Prospectus for the above-listed Funds is hereby deleted and replaced with the following:

Portfolio Managers
The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim BulletShares Corporate Bond ETFs’ portfolios and the Guggenheim BulletShares High Yield Corporate Bond ETFs’ portfolios are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan. Michael P. Byrum and James R. King have managed each of the Guggenheim BulletShares Corporate Bond ETFs and the Guggenheim BulletShares High Yield Corporate Bond ETFs’ portfolios since December 2013. Drina Loncar has managed each of the Guggenheim BulletShares Corporate Bond ETFs and the Guggenheim BulletShares High Yield Corporate Bond ETFs’ portfolios since January 2014. Jie Du and Burak Hurmeydan have managed each of the Guggenheim BulletShares Corporate

Bond ETFs and the Guggenheim BulletShares High Yield Corporate Bond ETFs’ portfolios since September 2013.

The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Aasim Merchant, CFA. Michael P. Byrum and James R. King have managed the Fund’s portfolio since December 2013. Aasim Merchant has managed the Fund’s portfolio since January 2014.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of several other funds in the Guggenheim Investments fund complex, Mr. Byrum reviews the activities of the portfolio managers of the Funds. During his time at Guggenheim Investments, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of several funds in the Guggenheim Investments fund complex, including the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Guggenheim Investments in 1998, and Executive Vice President in 2000. Prior to joining Guggenheim Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served in a variety of roles for Guggenheim Investments ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction and trader-friendly mutual funds.

Mrs. Loncar is an Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in August 2011. Prior to joining Guggenheim Investments, Mrs. Loncar was a senior trader at Pentwater Capital Management. She began her career at Citadel Investment Group in 1998 where she held various trading positions in equities and fixed income followed by her role as a high yield bond trader at Neuberger Berman. Mrs. Loncar received a B.S. in Finance from DePaul University and is a CFA Charterholder.

Mr. Merchant is a Portfolio Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in September of 2010. Prior to joining Guggenheim Investments, Mr. Merchant served as an analyst at Houlihan Smith & Company from 2008-2010, where his duties included complex security valuation for various clients. Mr. Merchant received an MBA in Finance from the University of Illinois at Chicago and holds the Chartered Financial Analyst designation.

Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California.

Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies. Before joining Guggenheim, he was a Quantitative Risk/Research Analyst with Citadel Asset Management.

He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

The subsections titled “Portfolio Managers,” “Other Accounts Managed by the Portfolio Managers,” “Portfolio Manager Compensation” and “Securities Ownership of the Portfolio Managers” in the “Management” section of the SAI for each of the above-listed Funds except for LVL is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Vice President of Guggenheim Investments, James R. King, CFA, Portfolio Manager of Guggenheim Investments, Drina Loncar, CFA, Analyst, ETF Portfolio Management of Guggenheim Investments, Jie Du, Associate, Quantitative Strategy Group of Guggenheim Investments, and Burak Hurmeydan, Senior Associate, Quantitative Strategy Group of Guggenheim Investments, serve as portfolio managers for each Fund and are responsible for the day-to-day management of each Fund’s portfolio.

Other Accounts Managed by the Portfolio Managers. As of October 31, 2013, Messrs. Byrum and King managed the following other registered investment companies, pooled investment vehicles or other accounts:

Michael P. Byrum:
				TOTAL ASSETS
			NUMBER OF	IN THE
			ACCOUNTS IN	ACCOUNTS
			WHICH THE	IN WHICH THE
		TOTAL ASSETS	ADVISORY FEE	ADVISORY FEE
TYPE OF	NUMBER OF	IN THE	IS BASED ON	IS BASED ON
ACCOUNT	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered
Investment
Companies	133	$16,981,668,194	0	$0
Other Pooled
Investment
Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

James R. King:
				TOTAL ASSETS
			NUMBER OF	IN THE
			ACCOUNTS IN	ACCOUNTS
			WHICH THE	IN WHICH THE
		TOTAL ASSETS	ADVISORY FEE	ADVISORY FEE
TYPE OF	NUMBER OF	IN THE	IS BASED ON	IS BASED ON
ACCOUNT	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered
Investment
Companies	23	$9,637,678,287	0	$0
Other Pooled
Investment
Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of October 31, 2013, Mrs. Loncar, Dr. Du and Dr. Hurmeydan did not manage any registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by the portfolio managers may have different investment strategies, each has an investment objective of replicating its Underlying Index. The Investment Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. Each portfolio manager’s compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser or one of its affiliates which is set at a level determined to be appropriate based upon the portfolio manager’s experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, a portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser or its affiliates.

Securities Ownership of the Portfolio Managers. As of October 31, 2013, Mr. Byrum and Mr. King did not own Shares of any Fund. As of January 21, 2014, Mrs. Loncar did not own Shares of any Fund. As of October 31, 2013, Dr. Du and Dr. Hurmeydan did not own Shares of any Fund.

The subsections titled “Portfolio Managers,” “Other Accounts Managed by the Portfolio Managers,” “Portfolio Manager Compensation” and “Securities Ownership of the Portfolio Managers” in the “Management” section of the SAI for LVL is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Vice President of Guggenheim Investments, James R. King, CFA, Portfolio Manager of Guggenheim Investments, and Aasim Merchant, CFA, Portfolio Analyst of Guggenheim Investments, serve as portfolio managers for the Fund and are responsible for the day-to-day management of the Fund’s portfolio.

Other Accounts Managed by the Portfolio Managers. As of October 31, 2013, Messrs. Byrum and King managed the following other registered investment companies, pooled investment vehicles or other accounts:

Michael P. Byrum:
				TOTAL ASSETS
			NUMBER OF	IN THE
			ACCOUNTS IN	ACCOUNTS
			WHICH THE	IN WHICH THE
		TOTAL ASSETS	ADVISORY FEE	ADVISORY FEE
TYPE OF	NUMBER OF	IN THE	IS BASED ON	IS BASED ON
ACCOUNT	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered
Investment
Companies	133	$16,981,668,194	0	$0
Other Pooled
Investment
Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

James R. King:
				TOTAL ASSETS
			NUMBER OF	IN THE
			ACCOUNTS IN	ACCOUNTS
			WHICH THE	IN WHICH THE
		TOTAL ASSETS	ADVISORY FEE	ADVISORY FEE
TYPE OF	NUMBER OF	IN THE	IS BASED ON	IS BASED ON
ACCOUNT	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered
Investment
Companies	23	$9,637,678,287	0	$0
Other Pooled
Investment
Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of October 31, 2013, Mr. Merchant did not manage any registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by the portfolio managers may have different investment strategies, each has an investment objective of replicating its Underlying Index. The Investment Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. Each portfolio manager’s compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser or one of its affiliates which is set at a level determined to be appropriate based upon the portfolio manager’s experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, a portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser or its affiliates.

Securities Ownership of the Portfolio Managers. As of October 31, 2013, the portfolio managers did not own Shares of the Fund.

This supplement supersedes the supplement dated December 18, 2013.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

January 28, 2014	ETFCLO-SUP5